Operating Expense - Additional Information (Details) € in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€) employee	Jun. 30, 2022 EUR (€) employee
Disclosure Of Operating Expense [Line Items]
Average number of employees | employee	152	127
Profit sharing granted to employees	€ 0	€ 0
Research and development expense	€ 25,630	€ 17,599